Changes in accounting policies, comparability and adjustments (Narrative) (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 SFr / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 SFr / shares
Changes In Accounting Policies [Line Items]
Basic | $ / shares	$ 1.21	$ 0.26		$ 0.9
Diluted | $ / shares	$ 1.18	$ 0.25		$ 0.88
Increase (decrease) due to changes in accounting policy: Changes in functional and presentation currency
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy	effective from 1 October 2018, the functional currency of UBS Group AG and UBS AG’s Head Office in Switzerland changed prospectively from Swiss francs to US dollars and that of UBS AG’s London Branch changed from British pounds to US dollars, in compliance with the requirements of IAS 21, The Effects of Changes in Foreign Exchange Rates.
Cumulative translation gain in restated balance sheet due to previously applied investment hedges entered into to hedge investments in foreign operations against the former Swiss franc functional currency	$ 767
Basic | SFr / shares			SFr 0.28		SFr 0.86
Diluted | SFr / shares			SFr 0.27		SFr 0.84
Increase (decrease) due to changes in accounting policy: Changes in segment reporting
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy	beginning from 2018, Global Wealth Management qualifies as an operating and reportable segment for the purposes of segment reporting and is presented alongside Personal & Corporate Banking, Asset Management, the Investment Bank, and Corporate Center (with its units Services, Group Asset and Liability Management and Non-core and Legacy Portfolio).
Increase (decrease) due to changes in accounting policy: Changes in presentation of forward points of certain long duration foreign exchange contracts transacted as economic hedges
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy	The amount of forward points on certain long-duration foreign exchange contracts recognized in Interest income from financial instruments measured at fair value through profit or loss did not have a material effect on the Group’s financial statements and prior periods have not been restated.
IFRS 15, Revenue from Contracts with Customers
Changes In Accounting Policies [Line Items]
Effect of adoption of IFRS 15, before tax	$ 28
Adjustments to equity on adoption of IFRS 15 before tax to reflect deferral due to variable consideration constraint	16
Adjustments to equity on adoption of IFRS 15 before tax to reflect deferral due to lack of enforceable right to a specified amount of consideration	$ 11
IFRS Interpretations Committee, payments relating to taxes other than income taxes
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy	Adoption of the change did not have a material effect on UBS’s financial statements.
UBS AG | Increase (decrease) due to changes in accounting policy: Changes in functional and presentation currency
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy	effective from 1 October 2018, the functional currency of UBS AG’s Head Office in Switzerland changed prospectively from Swiss francs to US dollars and that of UBS AG’s London Branch changed from British pounds to US dollars, in compliance with the requirements of IAS 21, The Effects of Changes in Foreign Exchange Rates.
Cumulative translation gain in restated balance sheet due to previously applied investment hedges entered into to hedge investments in foreign operations against the former Swiss franc functional currency	$ 767
UBS AG | Increase (decrease) due to changes in accounting policy: Changes in segment reporting
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy	beginning from 2018, Global Wealth Management qualifies as an operating and reportable segment for the purposes of segment reporting and is presented alongside Personal & Corporate Banking, Asset Management, the Investment Bank, and Corporate Center (with its units Services, Group Asset and Liability Management and Non-core and Legacy Portfolio).
UBS AG | Increase (decrease) due to changes in accounting policy: Changes in presentation of forward points of certain long duration foreign exchange contracts transacted as economic hedges
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy	The amount of forward points on certain long-duration foreign exchange contracts recognized in Interest income from financial instruments measured at fair value through profit or loss did not have a material effect on UBS AG’s financial statements and prior periods have not been restated.
UBS AG | IFRS 15, Revenue from Contracts with Customers
Changes In Accounting Policies [Line Items]
Effect of adoption of IFRS 15, before tax	$ 28
Adjustments to equity on adoption of IFRS 15 before tax to reflect deferral due to variable consideration constraint	16
Adjustments to equity on adoption of IFRS 15 before tax to reflect deferral due to lack of enforceable right to a specified amount of consideration	$ 11
UBS AG | IFRS Interpretations Committee, payments relating to taxes other than income taxes
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy	Adoption of the change did not have a material effect on UBS AG’s financial statements.